[SCUDDER INVESTMENTS LOGO]


Supplement to the Statement of Additional Information dated March 1, 2003, as amended through April 14, 2003, and all currently effective Supplements thereto for the Scudder Flag Investors Communications Fund:

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The following replaces the second paragraph of the "Dividends" section.



          As of May 1, 2003, Scudder Flag Investors Communications Fund intends to pay distributions of substantially all of its income annually.




               Please Retain This Supplement for Future Reference





August 18, 2003